Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Total		Common Shares	Preferred Shares	Reserves	Retained Earnings	Equity Attributable to the Shareholders of the Stars Group Inc.	Non-controlling Interests
Beginning balance at Dec. 31, 2016		$ 2,201,728		$ 1,178,404	$ 684,385	$ 35,847	$ 302,288	$ 2,200,924	$ 804
Beginning balance, shares at Dec. 31, 2016				145,101,127	1,139,249
Net (loss) earnings		259,285	[1]				259,231	259,231	54
Other comprehensive loss		(184,870)				(184,870)		(184,870)
Total comprehensive (loss) income		74,415				(184,870)	259,231	74,361	54
Issue of Common Shares in relation to stock options and equity awards		16,665		$ 21,923		(5,258)		16,665
Issue of Common Shares in relation to stock options and equity awards, shares				2,923,184
Share cancellation				$ (493)		493
Share cancellation, shares				(76,437)
Stock-based compensation		10,622				10,622		10,622
Deferred tax on stock-based compensation		359				359		359
Acquisition of non-controlling interest		(358)				467		467	(825)
Ending balance (Accounting policy change (IFRS 9)) at Dec. 31, 2017		43,907				213	43,694	43,907
Ending balance (Restated for IFRS 9) at Dec. 31, 2017		2,347,338		$ 1,199,834	$ 684,385	(142,127)	605,213	2,347,305	33
Ending balance at Dec. 31, 2017		2,303,431	[2]	$ 1,199,834	$ 684,385	(142,340)	561,519	2,303,398	33
Ending balance, shares (Restated for IFRS 9) at Dec. 31, 2017				147,947,874	1,139,249
Ending balance, shares at Dec. 31, 2017				147,947,874	1,139,249
Net (loss) earnings		(108,906)					(102,452)	(102,452)	(6,454)
Other comprehensive loss		(100,032)				(98,101)		(98,101)	(1,931)
Total comprehensive (loss) income		(208,938)				(98,101)	(102,452)	(200,553)	(8,385)
Issue of Common Shares in relation to stock options and equity awards		31,066		$ 38,048		(6,982)		31,066
Issue of Common Shares in relation to stock options and equity awards, shares				1,791,860
Conversion of Preferred Shares to Common Shares				$ 684,385	$ (684,385)
Conversion of Preferred Shares to Common Shares, shares				60,013,510	(1,139,249)
Issue of Common Shares in connection with acquired subsidiaries		1,477,478		$ 1,477,478				1,477,478
Issue of Common Shares in connection with acquired subsidiaries, shares				41,049,398
Issue of Common Shares in connection with Equity Offering		690,353		$ 690,353				690,353
Issue of Common Shares in connection with Equity Offering, shares				18,875,000
Issue of Common Shares in connection with market access agreement		20,661		$ 20,661				20,661
Issue of Common Shares in connection with market access agreement, shares				1,076,658
Issue of Common Shares in connection with exercised warrants				$ 14,688		(14,688)
Issue of Common Shares in connection with exercised warrants, shares				2,422,944
Stock-based compensation		12,806				12,806		12,806
Reversal of deferred tax on stock-based compensation	[3]	(359)				(359)		(359)
Equity fees		(5,413)		$ (5,413)				(5,413)
Reversal of 2014 deferred tax		(3,747)		(3,747)				(3,747)
Acquisition of non-controlling interest		(207,845)				(220,178)		(220,178)	12,333
Ending balance at Dec. 31, 2018		$ 4,153,400		$ 4,116,287		$ (469,629)	$ 502,761	$ 4,149,419	$ 3,981
Ending balance, shares at Dec. 31, 2018				273,177,244

[1]	Certain amounts were reclassified in the comparative period. See note 2.
[2]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.
[3]	During the year ended December 31, 2018, the Corporation made an adjustment totaling $3.7 million to the amounts recognized in common stock in respect of a previous reversal of deferred tax recognized through the consolidated statements of (loss) earnings.